NIKE SECURITIES L.P.
                      1001 WARRENVILLE ROAD
                     LISLE, ILLINOIS  60532




                      February 20, 2001



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4

     Re:           FT 504
              (File No. 333-54492) (CIK No. 0001124348)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on February 15, 2001.

                                    Very truly yours,
                                    FT 504, Registrant



                                   By: NIKE SECURITIES L.P.,
                                       Depositor